INVESTMENT PROPERTIES	6 Months Ended
Jun. 30, 2018
Investment property [abstract]
INVESTMENT PROPERTIES
INVESTMENT PROPERTIES
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2018 and the year ended December 31, 2017:

	Six months ended Jun. 30, 2018			Year ended Dec. 31, 2017
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$48,780	$2,577	$51,357	$45,699	$3,085	$48,784
Changes resulting from:
Property acquisitions	2,441	523	2,964	5,545	107	5,652
Capital expenditures	357	526	883	905	990	1,895
Property dispositions(1)	(556)	(1)	(557)	(1,240)	(675)	(1,915)
Fair value gains, net	409	384	793	347	202	549
Foreign currency translation	(936)	(64)	(1,000)	1,121	159	1,280
Transfer between commercial properties and commercial developments	145	(145)	—	1,038	(1,038)	—
Reclassifications to assets held for sale and other changes	(1,393)	(2)	(1,395)	(4,635)	(253)	(4,888)
Balance, end of period	$49,247	$3,798	$53,045	$48,780	$2,577	$51,357

(1)	Property dispositions represent the carrying value on date of sale.

The partnership determines the fair value of each commercial property based upon, among other things, rental income from current leases and assumptions about rental income from future leases reflecting market conditions at the applicable balance sheet dates, less future cash outflows in respect of such leases. Investment property valuations are completed by undertaking one of two accepted income approach methods, which include either: i) discounting the expected future cash flows, generally over a term of 10 years including a terminal value based on the application of a capitalization rate to estimated year 11 cash flows; or ii) undertaking a direct capitalization approach whereby a capitalization rate is applied to estimated current year cash flows. In determining the appropriateness of the methodology applied, the partnership considers the relative uncertainty of the timing and amount of expected cash flows and the impact such uncertainty would have in arriving at a reliable estimate of fair value. The partnership prepares these valuations considering asset and market specific factors, as well as observable transactions for similar assets. The determination of fair value requires the use of estimates, which are internally determined and compared with market data, third-party reports and research as well as observable conditions. There are currently no known trends, events or uncertainties that the partnership reasonably believes could have a sufficiently pervasive impact across the partnership’s businesses to materially affect the methodologies or assumptions utilized to determine the estimated fair values reflected in these financial statements. Discount rates and capitalization rates are inherently uncertain and may be impacted by, among other things, movements in interest rates in the geographies and markets in which the assets are located. Changes in estimates of discount and capitalization rates across different geographies and markets are often independent of each other and not necessarily in the same direction or of the same magnitude. Further, impacts to the partnership’s fair values of commercial properties from changes in discount or capitalization rates and cash flows are usually inversely correlated. Decreases (increases) in the discount rate or capitalization rate result in increases (decreases) of fair value. Such decreases (increases) may be mitigated by decreases (increases) in cash flows included in the valuation analysis, as circumstances that typically give rise to increased interest rates (e.g., strong economic growth, inflation) usually give rise to increased cash flows at the asset level. Refer to the table below for further information on valuation methods used by the partnership for its asset classes.

Commercial developments are also measured using a discounted cash flow model, net of costs to complete, as of the balance sheet date. Development sites in the planning phases are measured using comparable market values for similar assets.

In accordance with its policy, the partnership generally measures and records its commercial properties and developments using valuations prepared by management. However, for certain recently acquired subsidiaries, the partnership has used valuations prepared by external valuation professionals. Additionally, a number of properties are externally appraised each year and the results of those appraisals are compared to the partnership’s internally prepared values.

The key valuation metrics for the partnership’s consolidated commercial properties are presented in the following tables below on a weighted-average basis:

		Jun. 30, 2018			Dec. 31, 2017
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Core Office
United States	Discounted cash flow	7.0%	5.8%	12	7.0%	5.8%	13
Canada	Discounted cash flow	6.0%	5.6%	10	6.1%	5.5%	10
Australia	Discounted cash flow	6.9%	6.1%	10	7.0%	6.1%	10
Brazil	Discounted cash flow	9.8%	7.6%	7	9.7%	7.6%	7
Opportunistic Office(1)	Discounted cash flow	10.3%	7.5%	6	10.2%	7.5%	7
Opportunistic Retail	Discounted cash flow	8.9%	8.0%	10	9.0%	8.0%	10
Industrial	Discounted cash flow	6.6%	5.7%	10	6.8%	6.2%	10
Mixed-use(1)	Discounted cash flow	8.4%	5.4%	10	8.4%	5.3%	10
Multifamily(2)	Direct capitalization	4.8%	n/a	n/a	4.8%	n/a	n/a
Triple Net Lease(2)	Direct capitalization	6.5%	n/a	n/a	6.4%	n/a	n/a
Self-storage(2)	Direct capitalization	5.8%	n/a	n/a	5.8%	n/a	n/a
Student Housing(2)	Direct capitalization	5.8%	n/a	n/a	5.8%	n/a	n/a
Manufactured Housing(2)	Direct capitalization	5.4%	n/a	n/a	5.8%	n/a	n/a

(1)
During the second quarter of 2018, the valuation metrics for International Finance Center Seoul (“IFC”) are being reported under the mixed-use sector. The valuation metrics for opportunistic office have been updated for both periods presented.

(2)
The valuation method used to value multifamily, triple net lease, self-storage, student housing, and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(i), Summary of Significant Accounting Policies: Fair value measurement, in the consolidated financial statements as of December 31, 2017:

	Jun. 30, 2018				Dec. 31, 2017
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$13,964	$904	$—	$—	$14,259	$568
Canada	—	—	4,140	103	—	—	4,493	104
Australia	—	—	2,407	51	—	—	2,472	8
Europe	—	—	126	1,176	—	—	120	920
Brazil	—	—	291	—	—	—	327	—
Opportunistic
Opportunistic Office(1)	—	—	6,529	477	—	—	6,044	231
Opportunistic Retail	—	—	3,346	6	—	—	3,406	6
Industrial	—	—	1,969	633	—	—	1,409	533
Multifamily	—	—	4,141	—	—	—	3,925	—
Triple Net Lease	—	—	4,876	—	—	—	4,804	—
Self-storage	—	—	748	79	—	—	1,796	58
Student Housing	—	—	1,930	369	—	—	1,204	149
Manufactured Housing	—	—	2,320	—	—	—	2,206	—
Mixed-Use(1)	—	—	2,460	—	—	—	2,315	—
Total	$—	$—	$49,247	$3,798	$—	$—	$48,780	$2,577

(1)
During the second quarter of 2018, the commercial properties for International Finance Center Seoul (“IFC”) are being reported under the mixed-use sector. The valuation metrics for opportunistic office have been updated for both periods presented.

The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for the six months ended June 30, 2018, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Jun. 30, 2018
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	$830
Canada	215
Australia	150
Brazil	35
Opportunistic
Opportunistic Office	289
Opportunistic Retail	129
Industrial	91
Mixed-use	121
Multifamily	205
Triple Net Lease	169
Self-storage	58
Student Housing	59
Manufactured Housing	102
Total	$2,453